Derivative Instruments - Hedged items - amount of gain/(loss) recognized in income attributable to risk (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments Gain Loss [Line Items]
Ineffective portion of hedging relationship - gain/(loss)	$ 497	$ (4,585)	$ (1,875)
Designated as Hedging Instrument [Member] | Fair Value Hedging Member | Net realized and unrealized gains (losses) on derivative instruments [Member]
Derivative Instruments Gain Loss [Line Items]
Ineffective portion of hedging relationship - gain/(loss)	497	(4,585)	(1,875)
Designated as Hedging Instrument [Member] | Fair Value Hedging Member | Net realized and unrealized gains (losses) on derivative instruments [Member] | Gain Loss Recognized In Income On Derivative [Member]

Derivative Instruments Gain Loss [Line Items]
Gain (Loss) on Fair Value Hedges Recognized in Earnings	(22,568)	(22,370)	40,815
Designated as Hedging Instrument [Member] | Fair Value Hedging Member | Net realized and unrealized gains (losses) on derivative instruments [Member] | Deposit Liabilities [Member]
Derivative Instruments Gain Loss [Line Items]
Gain (Loss) on Fair Value Hedges Recognized in Earnings	0	(6,182)	(27,391)
Designated as Hedging Instrument [Member] | Fair Value Hedging Member | Net realized and unrealized gains (losses) on derivative instruments [Member] | Fixed Maturity Investments [Member]
Derivative Instruments Gain Loss [Line Items]
Gain (Loss) on Fair Value Hedges Recognized in Earnings	23,065	23,967	(15,299)
Designated as Hedging Instrument [Member] | Fair Value Hedging Member | Net realized and unrealized gains (losses) on derivative instruments [Member] | Interest Rate Exposure [Member] | Gain Loss Recognized In Income On Derivative [Member]

Derivative Instruments Gain Loss [Line Items]
Gain (Loss) on Fair Value Hedges Recognized in Earnings	0	1,813	25,680
Designated as Hedging Instrument [Member] | Fair Value Hedging Member | Net realized and unrealized gains (losses) on derivative instruments [Member] | Foreign Exchange Exposure [Member] | Gain Loss Recognized In Income On Derivative [Member]

Derivative Instruments Gain Loss [Line Items]
Gain (Loss) on Fair Value Hedges Recognized in Earnings	$ (22,568)	$ (24,183)	$ 15,135